August 10, 2011

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:   Touchstone Funds Group Trust
         Files Nos. 33-70958 and 811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust ("Registrant"), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented, filed July 29, 2011 and dated August 1, 2011, to the Prospectus dated January 28, 2011. The purpose of the filing is to submit the 497(e) filing dated August 1, 2011 (Accession No.0001104659-11-041835) in XBRL.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/ Jay S. Fitton

Jay S. Fitton